Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 06, 2017
Supplement [Text Block]	tf2_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Global Long/Short Equity

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading "Performance":

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class A			11/30/2015
Return before taxes	-10.24%	-7.38%
Return after taxes on distributions	-10.24%	-7.38%
Return after taxes on distributions and sale of fund shares	-5.80%	-5.62%
Class I	-4.75%	-7.10%	11/30/2015
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.61%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Global Long/Short Equity

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading "Performance":

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			11/30/2015
Return before taxes	-4.75%	-7.10%
Return after taxes on distributions	-4.75%	-7.10%
Return after taxes on distributions and sale of fund shares	-2.69%	-5.41%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.61%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Global Long/Short Equity

Supplement to the Currently Effective Advisor Class Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading "Performance":

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class A			11/30/2015
Return before taxes	-10.24%	-7.38%
Return after taxes on distributions	-10.24%	-7.38%
Return after taxes on distributions and sale of fund shares	-5.80%	-5.62%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.61%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Global Long/Short Equity

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and

Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading "Performance":

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class A			11/30/2015
Return before taxes	-10.24%	-7.38%
Return after taxes on distributions	-10.24%	-7.38%
Return after taxes on distributions and sale of fund shares	-5.80%	-5.62%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.61%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Retail Class | Transamerica Global Long/Short Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf2_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Global Long/Short Equity

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading "Performance":

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class A			11/30/2015
Return before taxes	-10.24%	-7.38%
Return after taxes on distributions	-10.24%	-7.38%
Return after taxes on distributions and sale of fund shares	-5.80%	-5.62%
Class I	-4.75%	-7.10%	11/30/2015
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.61%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Retail Class | Transamerica Global Long/Short Equity | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Retail Class | Transamerica Global Long/Short Equity | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Retail Class | Transamerica Global Long/Short Equity | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Retail Class | Transamerica Global Long/Short Equity | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Retail Class | Transamerica Global Long/Short Equity | BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Class I2 | Transamerica Global Long/Short Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf2_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Global Long/Short Equity

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading "Performance":

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			11/30/2015
Return before taxes	-4.75%	-7.10%
Return after taxes on distributions	-4.75%	-7.10%
Return after taxes on distributions and sale of fund shares	-2.69%	-5.41%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.61%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Class I2 | Transamerica Global Long/Short Equity | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Class I2 | Transamerica Global Long/Short Equity | Return after taxes on distributions | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Class I2 | Transamerica Global Long/Short Equity | Return after taxes on distributions and sale of fund shares | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Class I2 | Transamerica Global Long/Short Equity | BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Advisor Class | Transamerica Global Long/Short Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf2_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Global Long/Short Equity

Supplement to the Currently Effective Advisor Class Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading "Performance":

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class A			11/30/2015
Return before taxes	-10.24%	-7.38%
Return after taxes on distributions	-10.24%	-7.38%
Return after taxes on distributions and sale of fund shares	-5.80%	-5.62%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.61%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Advisor Class | Transamerica Global Long/Short Equity | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Advisor Class | Transamerica Global Long/Short Equity | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Advisor Class | Transamerica Global Long/Short Equity | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Advisor Class | Transamerica Global Long/Short Equity | BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Class T1 and Class T2 | Transamerica Global Long/Short Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf2_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Global Long/Short Equity

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and

Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading "Performance":

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class A			11/30/2015
Return before taxes	-10.24%	-7.38%
Return after taxes on distributions	-10.24%	-7.38%
Return after taxes on distributions and sale of fund shares	-5.80%	-5.62%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.61%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Class T1 and Class T2 | Transamerica Global Long/Short Equity | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Class T1 and Class T2 | Transamerica Global Long/Short Equity | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Class T1 and Class T2 | Transamerica Global Long/Short Equity | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Class T1 and Class T2 | Transamerica Global Long/Short Equity | BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%